Income Taxes - Summary of Income Tax Assets and Income Tax Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income tax assets	$ 812	$ 795
Current income tax liabilities	(344)	(294)
Net current income tax assets / (liabilities) at the end	$ 468	$ 501	$ 515	$ 748